Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0000090498
Registrant Name	SIMMONS FIRST NATIONAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES